Stock Incentive Plans (Tables)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Schedule of assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
	December 31,
	2014	2013
Dividend yield	0.00%	0.00%
Expected life	6.5 to 6.9 years	10 years
Expected volatility	5.6%	4.00%
Risk-free interest rate	2.54% to 2.85%	2.05% to 2.75%

Summary of option activity

	2014
	Nonperformance-based stock options			Performance-based stock options
	Shares Underlying Options	Weighted Exercise Price	Weighted Average Contractual Term	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Term
Outstanding at beginning of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years

Granted during the year	30,000	11.53		50,000	11.26
Forfeited during the year	(5,000)	10.85		(5,000)	10.85
Cancelled	—	—		(467,500)	10.14
Exercised during the year	—	—		—	—

Outstanding at the end of year	352,500	$10.14	6.58 years	—	—	—

Options exercisable at end of year	189,000	$10.05	6.37 years	—	$—	—

Weighted average fair value of options granted during the year		$1.94			$2.03

	2013
	Nonperformance-based stock options			Performance-based stock options
	Shares Underlying Options	Weighted Exercise Price	Weighted Average Contractual Term	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Term
Outstanding at beginning of year	332,500	$10.00	8.18 years	432,500	$10.00	8.0 years

Granted during the year	10,000	10.85		10,000	10.85
Forfeited during the year	(15,000)	10.00		(20,000)	10.00
Exercised during the year	—	—		—	—

Outstanding at the end of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years

Options exercisable at end of year	115,500	$10.00	7.02 years	—	$—	—

Weighted average fair value of options granted during the year		$2.51			$2.51

2010 Stock Option and Equity Incentive Plan
Schedule of assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model

	For the Three Months Ended March 31,
	2015	2014
Dividend yield	—	0.00%
Expected life	—	10 years
Expected volatility	—	5.60%
Risk-free interest rate	—	2.71%

Summary of option activity

2015
	Nonperformance-based stock options			Performance-based stock options
			Weighted		Weighted	Weighted
	Shares	Weighted	Average	Shares	Average	Average
	Underlying	Exercise	Contractual	Underlying	Exercise	Contractual
	Options	Price	Term	Options	Price	Term
Outstanding at beginning of year	352,500	$10.14	6.58 years	—	$—	—
Granted during the period	—	—		—	—
Forfeited during the period	—	—		—	—
Cancelled during the period	—	—		—	—
Exercised during the period	—	—		—	—
Outstanding at the end of period	352,500	$10.14	6.33 years	—	$—	—
Options exercisable at end of period	245,000	$10.05	6.10 years	—	$—	—
Weighted average fair value of options granted during the period		$—			$—

	2014
	Nonperformance-based stock options			Performance-based stock options
			Weighted		Weighted	Weighted
	Shares	Weighted	Average	Shares	Average	Average
	Underlying	Exercise	Contractual	Underlying	Exercise	Contractual
	Options	Price	Term	Options	Price	Term
Outstanding at beginning of year	327,500	$10.03	7.69 years	422,500	$10.02	8.0 years
Granted during the period	20,000	10.85		40,000	10.85
Forfeited during the period	—	—		—	—
Exercised during the period	—	—		—	—
Outstanding at the end of period	347,500	$10.07	7.57 years	462,500	$10.09	8.0 years
Options exercisable at end of period	179,800	$10.39	6.36 years	—	$—	—
Weighted average fair value of options granted during the period		$2.62			$2.74

Summary of status of the Company's restricted shares or restricted stock units

	2015		2014
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at January 1,	62,250	$10.86	35,000	$10.00
Granted during the period	—	—	13,500	10.85
Vested during the period	(20,000)	10.00	—	—
Forfeited during the period	—	—	(250)	10.85
Nonvested at March 31,	42,250	$11.30	48,250	$10.25

Omnibus Plan
Schedule of assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model

	For the Three Months Ended March 31,
	2015	2014
Dividend yield	0.00%	—
Expected life	6 years	—
Expected volatility	37.00%	—
Risk-free interest rate	1.81%	—

Summary of status of the Company's restricted shares or restricted stock units

	2015
		Weighted
		Average
		Grant Date
	Shares	Fair Value
Nonvested at January 1,	82,903	$13.00
Granted during the period	25,474	14.17
Vested during the period	—	—
Forfeited during the period	—	—
Nonvested at March 31,	108,377	$13.28